Segments (Tables)	6 Months Ended
Jun. 30, 2024
Segments
Summary of the company's selected financial information

The following table summarizes the Company’s selected financial information for the six months ended and as of June 30, 2024, by segment (in thousands):

	Container vessels	Drybulk vessels
	segment	segment	Total
Operating revenues	$463,997	$35,758	$499,755
Voyage expenses	(16,741)	(16,279)	(33,020)
Vessel operating expenses	(79,430)	(10,774)	(90,204)
Depreciation	(65,255)	(3,988)	(69,243)
Amortization of deferred drydocking and special survey costs	(12,135)	(289)	(12,424)
Interest income	5,859	—	5,859
Interest expense	(8,230)	—	(8,230)
Net income per segment	$272,042	$2,627	$274,669
Gain on investments, dividend income and equity loss on investments			16,981
Net income			$291,650

	Container vessels	Drybulk vessels
	segment	segment	Total
Total assets per segment	$3,710,004	$237,057	$3,947,061
Marketable securities			99,232
Investments in affiliates			64
Total assets			$4,046,357

The following table summarizes the Company’s selected financial information for the six months ended June 30, 2023, by segment (in thousands):

	Container vessels	Drybulk vessels
	segment	segment	Total
Operating revenues	$485,053	—	$485,053
Voyage expenses	(16,282)	—	(16,282)
Vessel operating expenses	(82,500)	—	(82,500)
Depreciation	(63,439)	—	(63,439)
Amortization of deferred drydocking and special survey costs	(8,337)	—	(8,337)
Interest income	6,319	—	6,319
Interest expense	(12,603)	—	(12,603)
Net income per segment	$290,110	—	$290,110
Gain on investments, dividend income and equity loss on investments			3,112
Net income			$293,222